                                     Securities Act of 1933 File No.: 333-56881
                             Investment Company Act of 1940 File No.:  811-8817

                         ING PRINCIPAL PROTECTION FUNDS

                         SUPPLEMENT DATED JULY 22, 2003
                      TO THE CLASS A, B AND C PROSPECTUSES
                 (DATES OF WHICH ARE INDICATED IN PARENTHESES)

                ING PRINCIPAL PROTECTION FUND(1) (JULY 3, 2001)
             ING PRINCIPAL PROTECTION FUND II(2) (NOVEMBER 5, 2001)
               ING PRINCIPAL PROTECTION FUND III (MARCH 1, 2002)
                ING PRINCIPAL PROTECTION FUND IV (JUNE 7, 2002)
               ING PRINCIPAL PROTECTION FUND V (OCTOBER 11, 2002)
              ING PRINCIPAL PROTECTION FUND VI (JANUARY 10, 2003)
               ING PRINCIPAL PROTECTION FUND VII (APRIL 15, 2003)


The section entitled "Guarantee Period Investment Strategy," on page 2 of each Prospectus, is amended to insert the following subsection prior to the subsection entitled "Fixed Component" on page 2:

INVESTMENT STRATEGY UNDER CERTAIN MARKET CONDITIONS -- In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Fund's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when it invests in S&P 500 futures and ETFs.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




---------------
(1) Formerly named Pilgrim Principal Protection Fund.
(2) Formerly named Pilgrim Principal Protection Fund II.

                                      Securities Act of 1933 File No.: 333-56881
                              Investment Company Act of 1940 File No.:  811-8817

                         ING PRINCIPAL PROTECTION FUNDS
                         SUPPLEMENT DATED JULY 22, 2003
                          TO THE CLASS Q PROSPECTUSES
                 (DATES OF WHICH ARE INDICATED IN PARENTHESES)

                ING PRINCIPAL PROTECTION FUND(1) (JULY 3, 2001)
             ING PRINCIPAL PROTECTION FUND II(2) (NOVEMBER 5, 2001)
               ING PRINCIPAL PROTECTION FUND III (MARCH 1, 2002)
                ING PRINCIPAL PROTECTION FUND IV (JUNE 7, 2002)
               ING PRINCIPAL PROTECTION FUND V (OCTOBER 11, 2002)
              ING PRINCIPAL PROTECTION FUND VI (JANUARY 10, 2003)
               ING PRINCIPAL PROTECTION FUND VII (APRIL 15, 2003)

With respect to ING Principal Protection Fund, ING Principal Protection Fund II, ING Principal Protection Fund III, ING Principal Protection Fund IV, and ING Principal Protection Fund V, the section entitled "Guarantee Period Investment Strategy," on page 2 of each Prospectus, is amended to insert the following subsection prior to the subsection entitled "Fixed Component" on page 2:

     INVESTMENT STRATEGY UNDER CERTAIN MARKET CONDITIONS -- In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Fund's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when it invests in S&P 500 futures and ETFs.

With respect to ING Principal Protection Fund VI and ING Principal Protection Fund VII the section entitled "Guarantee Period Investment Strategy," on page 2 of each Prospectus, is amended to insert the following subsection prior to the subsection entitled "Fixed Component" on page 3:

     INVESTMENT STRATEGY UNDER CERTAIN MARKET CONDITIONS -- In the event that the Equity Component's market value is $5 Million or less, in order to replicate investment in stocks listed on the S&P 500, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Fund's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an enhanced index strategy when it invests in S&P 500 futures and ETFs.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

-------------------------
(1) Formerly Pilgrim Principal Protection Fund
(2) Formerly named Pilgrim Principal Protection Fund II

                                      Securities Act of 1933 File No.: 333-56881
                              Investment Company Act of 1940 File No.:  811-8817

                         ING PRINCIPAL PROTECTION FUNDS

                         SUPPLEMENT DATED JULY 22, 2003
                TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
                 (DATES OF WHICH ARE INDICATED IN PARENTHESES)

                        ING PRINCIPAL PROTECTION FUND(1)
                      ING PRINCIPAL PROTECTION FUND II(2)
                       ING PRINCIPAL PROTECTION FUND III
              (JULY 3, 2001 AS SUPPLEMENTED THROUGH MARCH 1, 2002)
                ING PRINCIPAL PROTECTION FUND IV (JUNE 7, 2002)
               ING PRINCIPAL PROTECTION FUND V (OCTOBER 11, 2002)
              ING PRINCIPAL PROTECTION FUND VI (JANUARY 10, 2003)
               ING PRINCIPAL PROTECTION FUND VII (APRIL 15, 2003)


The section of each SAI entitled "Additional Investment Techniques and Risk Factors During Both the Guarantee Period and the Index Plus LargeCap Period" on page 18 for the ING Principal Protection Fund, ING Principal Protection Fund II, ING Principal Protection Fund III, ING Principal Protection Fund IV and page 17 for ING Principal Protection Fund V and page 13 for ING Principal Protection Funds VI and VII, is amended to insert the following two subsections:

OTHER INVESTMENT COMPANIES

The Fund may invest in other investment companies ("Underlying Funds"). The Fund may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of one Underlying Fund.

EXCHANGE TRADED FUNDS

ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

--------------------
(1) Formerly named Pilgrim Principal Protection Fund.
(2) Formerly named Pilgrim Principal Protection Fund II.

The Fund may invest in ETFs subject to those restrictions under the 1940 Act, applicable to investments in Underlying Funds. During the Guarantee Period, the Fund may only invest in ETFs to the extent outlined in the Prospectus.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE